The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

April 3, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds

Post-Effective Amendment No. 78

1933 Act Registration No. 002-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Money Market Portfolios – Shares Prospectus; (ii) Money Market Portfolios – Service and Premier Shares Prospectus; (iii) Prime Obligations Portfolio – Shares, Service Shares and Premier Shares Prospectus; (iv) Prime Obligations Portfolio – GFS Shares Prospectus; (v) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Prospectus; (vi) Money Market Portfolios Statement of Additional Information; (vii) Prime Obligations Portfolio Statement of Additional Information; and (viii) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No.78 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No.78 to the Trust’s registration statement was filed with the Commission via EDGAR on March 26, 2015 (Accession No. 0001193125-15-105281) with an effective date of April 1, 2015.

Please do not hesitate to contact the undersigned at (312) 557-3948 if you have any questions.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esq.
Assistant Secretary

cc:	Craig R. Carberry, Esq.

Diana E. McCarthy, Esq.